Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,813,500
Previously Paid Amount	0.00
Total Fee Amount	3,645.85
Total Offset Amount	0.00
Net Fee	3,645.85
Narrative - Max Aggregate Offering Price	$ 23,813,500
Final Prospectus	true